American Customer Satisfaction ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Airlines - 2.6%
Southwest Airlines Co.	78,107	$2,533,791

Apparel - 2.8%
Skechers USA, Inc. - Class A (a)	43,356	2,735,764

Auto Manufacturers - 2.9%
Tesla, Inc. (a)	9,090	2,887,529

Banks - 8.0%
JPMorgan Chase & Co.	15,618	4,527,814
Regions Financial Corp.	140,798	3,311,569
		7,839,383

Beverages - 3.6%
Coca-Cola Co.	50,094	3,544,151

Computers - 5.8%
Apple, Inc.	27,894	5,723,012

Diversified Financial Services - 3.5%
Charles Schwab Corp.	38,044	3,471,135

Electric - 3.7%
Ameren Corp.	12,190	1,170,728
Entergy Corp.	14,775	1,228,098
Public Service Enterprise Group, Inc.	15,022	1,264,552
		3,663,378

Healthcare - Services - 5.3%
Humana, Inc.	13,080	3,197,799
UnitedHealth Group, Inc.	6,322	1,972,274
		5,170,073

Household Products & Wares - 2.2%
Clorox Co.	18,263	2,192,838

Insurance - 3.0%
Prudential Financial, Inc.	27,075	2,908,938

Internet - 21.2%
Alphabet, Inc. - Class C	23,711	4,206,094
Amazon.com, Inc. (a)	20,486	4,494,423
Chewy, Inc. - Class A (a)	69,051	2,942,954
Meta Platforms, Inc. - Class A	6,940	5,122,345
Netflix, Inc. (a)	3,070	4,111,129
		20,876,945

Lodging - 2.8%
Hilton Worldwide Holdings, Inc.	10,421	2,775,529

Retail - 16.9%
Costco Wholesale Corp.	4,539	4,493,338
O'Reilly Automotive, Inc. (a)	23,490	2,117,154
Starbucks Corp.	26,510	2,429,111
Texas Roadhouse, Inc.	13,615	2,551,587
TJX Cos., Inc.	17,817	2,200,221
Ulta Beauty, Inc. (a)	6,057	2,833,586
		16,624,997

Software - 4.9%
Microsoft Corp.	9,735	4,842,286

Telecommunications - 8.2%
AT&T, Inc.	98,622	2,854,121
T-Mobile US, Inc.	10,589	2,522,935
Verizon Communications, Inc.	61,057	2,641,936
		8,018,992

Transportation - 2.2%
FedEx Corp.	9,617	2,186,040
TOTAL COMMON STOCKS (Cost $81,724,884)		97,994,781

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (b)	260,771	260,771
TOTAL SHORT-TERM INVESTMENTS (Cost $260,771)		260,771

TOTAL INVESTMENTS - 99.9% (Cost $81,985,655)		98,255,552
Other Assets in Excess of Liabilities - 0.1%		58,968
TOTAL NET ASSETS - 100.0%		$98,314,520
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

American Customer Satisfaction ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$97,994,781	$—	$—	$97,994,781
Money Market Funds	260,771	—	—	260,771
Total Investments	$98,255,552	$—	$—	$98,255,552

Refer to the Schedule of Investments for further disaggregation of investment categories.